NOTE 9 - INCOME TAXES: Schedule of Current Income Tax (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Details
Federal statutory income tax rate	$ 508,880	$ (179,826)	$ 275,274	$ 416,225
Change in valuation allowance	$ (508,880)	$ 179,826	$ (275,274)	$ (416,225)